Property and equipment, net (Tables)	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Schedule of property and equipment, net

	As of December 31,
(in thousands)	2023	2022
Leasehold improvements	€4,117	€6,865
Capitalized software and software development costs	30,065	28,867
Computer equipment	15,375	15,916
Furniture and fixtures	2,999	3,045
Subtotal	52,556	54,693
Less: accumulated depreciation	42,477	42,175
Construction in process	—	557
Property and equipment, net	€10,079	€13,075